                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mayo Investment Advisers LLC
Address:   40 Rowes Wharf, 2nd Floor
           Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Curtis
Title:     Chief Financial Officer
Phone:     617-443-9004

Signature, Place, and Date of Signing:

      /s/ Charles Curtis            Boston, Massachusetts       May 7, 2007
 -----------------------------  ---------------------------    --------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      111

Form 13F Information Table Value Total:  $1,038,819
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/07

(ITEM 1)                  (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                  -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                           TITLE                FAIR    SHARES OR                         ------------------------
                             OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
NAME OF ISSUER             CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
--------------            -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
3M CO COM                  COMMON  88579Y101 18,152,125   237,500 X      SOLE               208,800   0     28,700
AGRIUM INC                 COMMON  008916108    440,795    11,500 X      SOLE                 7,500   0      4,000
ALCAN ALUMINIUM LTD        COMMON  013716105  1,827,000    35,000 X      SOLE                32,500   0      2,500
ALCATEL-LUCENT SPONSO      COMMON  013904305 22,783,050 1,927,500 X      SOLE             1,740,000   0    187,500
ALCOA INC                  COMMON  013817101  7,288,500   215,000 X      SOLE               189,500   0     25,500
ALDILA INC COM NEW         COMMON  014384200    654,400    40,000 X      SOLE                40,000   0          0
ALLTEL CORP COM            COMMON  020039103  1,395,000    22,500 X      SOLE                22,500   0          0
AMERICAN INTL GROUP        COMMON  026874107  9,074,700   135,000 X      SOLE               126,000   0      9,000
AMGEN INC                  COMMON  031162100 14,858,492   265,900 X      SOLE               238,700   0     27,200
ANADARKO PETE CORP         COMMON  032511107 26,428,402   614,900 X      SOLE               551,000   0     63,900
ARCHER DANIELS MIDLAN      COMMON  039483102 18,167,418   495,025 X      SOLE               446,000   0     49,025
BAKER HUGHES INC           COMMON  057224107    826,625    12,500 X      SOLE                 7,500   0      5,000
BANK OF AMERICA            COMMON  060505104 11,173,380   219,000 X      SOLE               198,000   0     21,000
BARRICK GOLD CORP COM      COMMON  067901108 22,271,427   780,085 X      SOLE               692,285   0     87,800
BAXTER INTL INC            COMMON  071813109    921,725    17,500 X      SOLE                16,200   0      1,300
BP P L C ADR SPONSORE      COMMON  055622104  6,798,750   105,000 X      SOLE                99,500   0      5,500
CABLEVISION SYS CORP       COMMON  12686C109    836,825    27,500 X      SOLE                27,500   0          0
CAL DIVE INTERNATIONA      COMMON  12802T101 10,958,475   897,500 X      SOLE               797,500   0    100,000
CATERPILLAR INC            COMMON  149123101    670,300    10,000 X      SOLE                10,000   0          0
CBOE VOLATILITY IDX N      OPTION  12497K9KB    731,250     1,625 X      SOLE                 1,625   0          0
CBS CORP NEW CL B          COMMON  124857202    535,325    17,500 X      SOLE                12,500   0      5,000
CHESAPEAKE ENERGY COR      COMMON  165167107 25,476,000   825,000 X      SOLE               735,000   0     90,000
CHEVRONTEXACO CORPORA      COMMON  166764100 19,786,075   267,524 X      SOLE               233,932   0     33,592
CHUBB CORP                 COMMON  171232101    904,225    17,500 X      SOLE                17,500   0          0
CIENA CORP COM NEW         COMMON  171779309 20,614,690   737,556 X      SOLE               668,500   0     69,056
CISCO SYS INC              COMMON  17275R102  2,254,299    88,300 X      SOLE                88,300   0          0
CITIGROUP INC.             COMMON  172967101 12,706,650   247,500 X      SOLE               225,000   0     22,500
CITIZENS COMMUNICATIO      COMMON  17453B101 32,404,125 2,167,500 X      SOLE             1,901,500   0    266,000
COCA COLA                  COMMON  191216100    599,520    12,490 X      SOLE                 9,990   0      2,500
COEUR D ALENE MINES C      COMMON  192108108  2,620,125   637,500 X      SOLE               540,500   0     97,000
COMCAST CORP NEW COM       COMMON  20030N101 19,903,391   766,990 X      SOLE               665,742   0    101,248
CONOCOPHILLIPS COM         COMMON  20825C104  1,264,475    18,500 X      SOLE                18,500   0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/07

(ITEM 1)                  (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                  -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                           TITLE                FAIR    SHARES OR                         ------------------------
                             OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
NAME OF ISSUER             CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
--------------            -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
CORNING INC                COMMON  219350105  6,537,750   287,500 X      SOLE               262,500   0     25,000
CVS/CAREMARK CORP          COMMON  126650100    853,500    25,000 X      SOLE                25,000   0          0
DECKERS OUTDOOR CORP       COMMON  243537107  1,065,300    15,000 X      SOLE                15,000   0          0
DOW CHEMICAL               COMMON  260543103 18,183,490   396,500 X      SOLE               351,600   0     44,900
DU PONT                    COMMON  263534109  2,595,075    52,500 X      SOLE                50,000   0      2,500
E M C CORP MASS            COMMON  268648102 21,363,625 1,542,500 X      SOLE             1,383,500   0    159,000
EL PASO CORPORATION        COMMON  28336L109    180,875    12,500 X      SOLE                 5,000   0      7,500
ENCANA CORP COM            COMMON  292505104 25,441,575   502,500 X      SOLE               445,700   0     56,800
ENTERCOM COMMUNICATIO      COMMON  293639100    467,788    16,600 X      SOLE                16,600   0          0
EVEREST RE GROUP LTD       COMMON  G3223R108    625,105     6,500 X      SOLE                 4,700   0      1,800
EXXON CORPORATION          COMMON  30231G102    643,211     8,525 X      SOLE                 8,025   0        500
FCSTONE GROUP INC          COMMON  31308T100    746,400    20,000 X      SOLE                10,000   0     10,000
FINISAR COM                COMMON  31787A101 16,187,500 4,625,000 X      SOLE             4,152,500   0    472,500
GENERAL ELECTRIC           COMMON  369604103 74,848,528 2,116,757 X      SOLE             1,897,200   0    219,557
GLOBAL SANTAFE CORPOR      COMMON  G3930E101  5,397,062    87,501 X      SOLE                75,801   0     11,700
GOLFSMITH INTL HOLDIN      COMMON  38168Y103  1,044,000   120,000 X      SOLE               120,000   0          0
HALLIBURTON CO             COMMON  406216101    476,100    15,000 X      SOLE                12,600   0      2,400
HESS CORP                  COMMON  42809H107    416,025     7,500 X      SOLE                 6,000   0      1,500
HEXCEL CORP NEW COM        COMMON  428291108    198,500    10,000 X      SOLE                10,000   0          0
HONEYWELL INTERNATION      COMMON  438516106 20,266,400   440,000 X      SOLE               377,000   0     63,000
INTEL CORP                 COMMON  458140100    295,099    15,426 X      SOLE                15,426   0          0
INTERNATIONAL BUSINES      COMMON  459200101  1,021,684    10,839 X      SOLE                10,000   0        839
INTERNATIONAL PAPER C      COMMON  460146103  3,822,000   105,000 X      SOLE                92,000   0     13,000
J.P. MORGAN CHASE & C      COMMON  46625H100 17,126,520   354,000 X      SOLE               310,500   0     43,500
JOHNSON & JOHNSON          COMMON  478160104  1,041,413    17,282 X      SOLE                14,282   0      3,000
KROGER CO                  COMMON  501044101 19,732,625   698,500 X      SOLE               604,500   0     94,000
LEVEL 3 COMMUNICATION      COMMON  52729N100    640,500   105,000 X      SOLE               105,000   0          0
LIBERTY MEDIA HLDG CO      COMMON  53071M104  1,012,350    42,500 X      SOLE                42,500   0          0
LILLY ELI & CO             COMMON  532457108 22,423,925   417,500 X      SOLE               373,000   0     44,500
MARSH & MCLENNAN COS       COMMON  571748102 38,079,929 1,300,100 X      SOLE             1,152,800   0    147,300
MASSEY ENERGY CORP CO      COMMON  576206106 13,794,250   575,000 X      SOLE               499,500   0     75,500
MCDONALDS                  COMMON  580135101    225,250     5,000 X      SOLE                 5,000   0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/07

(ITEM 1)                  (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                  -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                           TITLE                FAIR    SHARES OR                         ------------------------
                             OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
NAME OF ISSUER             CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
--------------            -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
MICROSOFT CORP             COMMON  594918104 12,587,764   451,660 X      SOLE               404,860   0     46,800
MITSUBISHI UFJ FINANC      COMMON  606822104    675,600    60,000 X      SOLE                47,500   0     12,500
MORGAN STANLEY COM NE      COMMON  617446448    781,299     9,920 X      SOLE                 6,000   0      3,920
MOSAIC COMPANY             COMMON  61945A107 36,390,900 1,365,000 X      SOLE             1,205,900   0    159,100
MOTOROLA INC               COMMON  620076109    485,925    27,500 X      SOLE                27,500   0          0
NEWMONT MNG CORP           COMMON  651639106  8,964,865   213,500 X      SOLE               184,500   0     29,000
NEWS CORP CL A             COMMON  6.52E+108 26,796,080 1,159,000 X      SOLE             1,045,500   0    113,500
NOKIA CORP                 COMMON  654902204    573,000    25,000 X      SOLE                25,000   0          0
NOMURA HLDGS INC SPON      COMMON  65535H208  3,005,850   145,000 X      SOLE               139,500   0      5,500
NTELOS HOLDINGS CORP       COMMON  67020Q107  7,591,900   395,000 X      SOLE               382,500   0     12,500
OLIN CORP                  COMMON  680665205 17,194,100 1,015,000 X      SOLE               885,000   0    130,000
OMNICARE INC COM           COMMON  681904108 37,125,295   933,500 X      SOLE               833,800   0     99,700
ORACLE SYS CORP            COMMON  68389X105 14,855,722   819,400 X      SOLE               712,400   0    107,000
PARTNERRE LTD COM          COMMON  G6852T105  3,084,300    45,000 X      SOLE                36,500   0      8,500
PEABODY ENERGY CORP C      COMMON  704549104    402,400    10,000 X      SOLE                10,000   0          0
PFIZER INC                 COMMON  717081103  2,020,800    80,000 X      SOLE                80,000   0          0
PILGRIMS PRIDE CORP C      COMMON  721467108  1,327,600    40,000 X      SOLE                40,000   0          0
PRIDE INTL INC COM         COMMON  74153Q102  1,715,700    57,000 X      SOLE                51,500   0      5,500
PROCTER & GAMBLE CO C      COMMON  742718109    726,340    11,500 X      SOLE                11,500   0          0
QUIKSILVER INC COM         COMMON  74838C106  1,073,000    92,500 X      SOLE                92,500   0          0
ROWAN COS INC              COMMON  779382100  6,331,650   195,000 X      SOLE               171,000   0     24,000
S & P 500 INDEX SEP14      OPTION  12486Q9UE    660,000       150 X      SOLE                   150   0          0
SCHLUMBERGER               COMMON  806857108  2,073,000    30,000 X      SOLE                30,000   0          0
SELECT COMFORT CORP C      COMMON  81616X103    489,500    27,500 X      SOLE                27,500   0          0
SMITHFIELD FOODS           COMMON  832248108  1,198,000    40,000 X      SOLE                40,000   0          0
SOUTHWEST AIRLS CO         COMMON  844741108  1,029,000    70,000 X      SOLE                70,000   0          0
SPRINT CORP                COMMON  852061100    743,365    39,207 X      SOLE                33,500   0      5,707
STREETTRACKS GOLD TR       COMMON  863307104  2,136,550    32,500 X      SOLE                25,000   0      7,500
SUNOCO INC COM             COMMON  86764P109    352,200     5,000 X      SOLE                 5,000   0          0
SYMANTEC CORP COM          COMMON  871503108    467,100    27,000 X      SOLE                20,000   0      7,000
TALISMAN ENERGY INC C      COMMON  8.74E+107  2,897,400   165,000 X      SOLE               160,000   0      5,000
TEXAS INSTRUMENTS INC      COMMON  882508104  8,954,750   297,500 X      SOLE               272,500   0     25,000

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/07

(ITEM 1)                  (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
--------                  -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                           TITLE                FAIR    SHARES OR                         ------------------------
                             OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
NAME OF ISSUER             CLASS    NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
--------------            -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
TIME WARNER INC            COMMON  887317105  2,763,423   140,133 X      SOLE               127,583   0     12,550
TRAVELERS COMPANIES I      COMMON  8.94E+113 29,249,222   564,984 X      SOLE               497,684   0     67,300
TYCO INTL LTD              COMMON  902124106 40,541,750 1,285,000 X      SOLE             1,153,700   0    131,300
U S BANCORP                COMMON  902973304    227,305     6,500 X      SOLE                 6,000   0        500
UAP HLDG CORP COM          COMMON  903441103 34,186,625 1,322,500 X      SOLE             1,174,500   0    148,000
UNUM GROUP COM             COMMON  91529Y106 35,086,182 1,523,499 X      SOLE             1,354,999   0    168,500
VERIZON COMMUNICATION      COMMON  92343V104  4,186,368   110,400 X      SOLE                88,900   0     21,500
VIACOM INC NEW CL B        COMMON  92553P201 32,703,005   795,500 X      SOLE               702,200   0     93,300
VICOR CORP                 COMMON  925815102  1,452,900   145,000 X      SOLE               130,000   0     15,000
WAL MART STORES INC        COMMON  931142103  4,812,375   102,500 X      SOLE                96,500   0      6,000
WELLS FARGO                COMMON  949746101  1,893,650    55,000 X      SOLE                55,000   0          0
WILLIAMS CO                COMMON  969457100    711,500    25,000 X      SOLE                25,000   0          0
WILLIS GROUP HOLDINGS      COMMON  G96655108  7,770,741   196,330 X      SOLE               169,530   0     26,800
WYETH COM                  COMMON  983024100  4,877,925    97,500 X      SOLE                97,500   0          0
YAHOO INC COM              COMMON  984332106  1,564,500    50,000 X      SOLE                50,000   0          0